Summary of Significant Accounting Polices (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Federal deposit insurance company limits			$ 440,954
Allowance for doubtful accounts			0	$ 0
Contract receivable	$ 1,946,882		2,150,967	438,430
Research and development costs			0
Research and development expense				110,338
Advertising costs			184,017	211,296
Depreciation expense	$ 31,446	$ 34,034	$ 44,817	$ 52,247
Derivative term of contract	12 months		12 months
Allowance for doubtful accounts	$0		$0
Prepaid expenses	$ 10,866		$ 13,111
Raw materials	$ 18,420		$ 2,850